Disclosures on the effects of fluctuations in foreign currency exchange rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	$ 7,044,297	$ 4,818,463
Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	4,586,095	2,569,258
Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	2,458,202	2,249,205
Cash and cash equivalent [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	1,515,051	509,102
Other current financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	919,049	348,069
Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	69,870	57,399
Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	654,073	365,206
Receivables from related parties [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	86,152	62,601
Current Inventories [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	1,183,776	1,093,028
Current tax assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	157,542	132,224
Non-current assets or groups of assets classified as held for sale [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	582	1,629
Other non-current non-financial assets [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	33,487	22,042
Non-current right receivable [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	6,172	11,165
Investments classified using the equity method of accounting [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	39,824	85,993
Intangible assets other than goodwill [member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	179,658	178,407
Purchases goodwill, gross [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	34,596	41,966
Property, Plant and Equipment [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	2,012,225	1,737,319
Right-of-use assets [member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	52,608	30,024
Current Tax Assets Non Current [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	90,364	90,364
Other non current financial assets [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	$ 9,268	51,925
USD | Cash and cash equivalent [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 1,377,983	454,402
USD | Other current financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 668,360	145,893
USD | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 18,486	20,645
USD | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 400,753	230,214
USD | Receivables from related parties [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 83,088	61,379
USD | Current Inventories [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 1,183,776	1,093,028
USD | Current tax assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 154,709	128,529
USD | Non-current assets or groups of assets classified as held for sale [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 582	1,629
USD | Other non-current non-financial assets [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 30,906	21,236
USD | Non-current right receivable [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 5,239	10,061
USD | Investments classified using the equity method of accounting [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 20,526	23,417
USD | Intangible assets other than goodwill [member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 172,399	176,282
USD | Purchases goodwill, gross [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 34,438	34,438
USD | Property, Plant and Equipment [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 1,990,120	1,719,358
USD | Right-of-use assets [member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 31,360	25,238
USD | Current Tax Assets Non Current [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 90,364	90,364
USD | Other non current financial assets [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 9,180	51,828
ARS | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	AUD
Assets held in foreign currency	$ 11,066	224
BRL | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CLF
Assets held in foreign currency	$ 150	53
BRL | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	BRL
Assets held in foreign currency	$ 21	23
BRL | Current tax assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	BRL
Assets held in foreign currency	$ 1	0
BRL | Other non-current non-financial assets [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	BRL
Assets held in foreign currency	$ 16	17
BRL | Property, Plant and Equipment [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	BRL
Assets held in foreign currency	$ 111	111
CLF | Other current financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	BRL
Assets held in foreign currency	$ 48	0
CLF | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CLP
Assets held in foreign currency	$ 27,536	27,837
CLF | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CLF
Assets held in foreign currency	$ 459	545
CLF | Non-current right receivable [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CLF
Assets held in foreign currency	$ 86	152
CLP | Cash and cash equivalent [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CLP
Assets held in foreign currency	$ 4,416	7,190
CLP | Other current financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CLP
Assets held in foreign currency	$ 250,641	202,176
CLP | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CNY
Assets held in foreign currency	$ 5,213	1,661
CLP | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CLP
Assets held in foreign currency	$ 43,496	47,133
CLP | Current tax assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CLP
Assets held in foreign currency	$ 1,727	3,015
CLP | Other non-current non-financial assets [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CLP
Assets held in foreign currency	$ 670	782
CLP | Non-current right receivable [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CLP
Assets held in foreign currency	$ 821	850
CLP | Intangible assets other than goodwill [member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CLP
Assets held in foreign currency	$ 124	182
CLP | Property, Plant and Equipment [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CLP
Assets held in foreign currency	$ 3,180	3,237
CLP | Other non current financial assets [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CLP
Assets held in foreign currency	$ 20	20
CNY | Cash and cash equivalent [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CNY
Assets held in foreign currency	$ 30,102	11,597
CNY | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	EUR
Assets held in foreign currency	$ 1,050	1,531
CNY | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CNY
Assets held in foreign currency	$ 108,822	22,882
CNY | Intangible assets other than goodwill [member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CNY
Assets held in foreign currency	$ 145	222
EUR | Cash and cash equivalent [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	EUR
Assets held in foreign currency	$ 14,374	17,144
EUR | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	COP
Assets held in foreign currency	$ 153	70
EUR | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	EUR
Assets held in foreign currency	$ 35,514	22,868
EUR | Receivables from related parties [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	EUR
Assets held in foreign currency	$ 1,150	1,222
EUR | Current tax assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	EUR
Assets held in foreign currency	$ 171	218
EUR | Other non-current non-financial assets [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	EUR
Assets held in foreign currency	$ 6	7
EUR | Investments classified using the equity method of accounting [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	EUR
Assets held in foreign currency	$ 11,419	11,082
EUR | Intangible assets other than goodwill [member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	EUR
Assets held in foreign currency	$ 6,963	696
EUR | Purchases goodwill, gross [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	EUR
Assets held in foreign currency	$ 158	7,528
EUR | Property, Plant and Equipment [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	EUR
Assets held in foreign currency	$ 9,972	10,954
EUR | Right-of-use assets [member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	EUR
Assets held in foreign currency	$ 2,040	2,428
GBP | Cash and cash equivalent [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	GBP
Assets held in foreign currency	$ 1	19
GBP | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	GBP
Assets held in foreign currency	$ 46	682
AUD | Cash and cash equivalent [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	AUD
Assets held in foreign currency	$ 72,107	1,411
AUD | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	AUD
Assets held in foreign currency	$ 1,214	589
AUD | Receivables from related parties [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	AUD
Assets held in foreign currency	$ 1,914	0
AUD | Other non-current non-financial assets [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	AUD
Assets held in foreign currency	$ 1,877	0
INR | Cash and cash equivalent [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	INR
Assets held in foreign currency	$ 0	6
INR | Investments classified using the equity method of accounting [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	INR
Assets held in foreign currency	$ 0	1,304
MXN | Cash and cash equivalent [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	MXN
Assets held in foreign currency	$ 1,827	1,378
MXN | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	MXN
Assets held in foreign currency	$ 6,092	4,488
MXN | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	MXN
Assets held in foreign currency	$ 237	355
MXN | Current tax assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	MXN
Assets held in foreign currency	$ 31	0
MXN | Non-current right receivable [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	MXN
Assets held in foreign currency	$ 26	102
MXN | Intangible assets other than goodwill [member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	MXN
Assets held in foreign currency	$ 0	1,025
MXN | Property, Plant and Equipment [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	MXN
Assets held in foreign currency	$ 2,620	2,494
MXN | Right-of-use assets [member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	MXN
Assets held in foreign currency	$ 1,862	2,298
PEN | Cash and cash equivalent [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	PEN
Assets held in foreign currency	$ 6	3
PEN | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	PEN
Assets held in foreign currency	$ 0	1
PEN | Current tax assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	PEN
Assets held in foreign currency	$ 3	4
YEN | Cash and cash equivalent [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	JPY
Assets held in foreign currency	$ 1,182	1,646
YEN | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	JPY
Assets held in foreign currency	$ 73	157
YEN | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	JPY
Assets held in foreign currency	$ 36,000	23,010
YEN | Other non current financial assets [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	JPY
Assets held in foreign currency	$ 68	77
ZAR | Cash and cash equivalent [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	ZAR
Assets held in foreign currency	$ 13,048	14,286
ZAR | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	ZAR
Assets held in foreign currency	$ 42	646
ZAR | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	ZAR
Assets held in foreign currency	$ 23,568	12,504
ZAR | Current tax assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	ZAR
Assets held in foreign currency	$ 13	26
Colombia, Pesos | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	COP
Assets held in foreign currency	$ 2,055	2,675
Colombia, Pesos | Current tax assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	COP
Assets held in foreign currency	$ 887	417
Colombia, Pesos | Property, Plant and Equipment [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	COP
Assets held in foreign currency	$ 105	120
Thailand, Baht | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	THB
Assets held in foreign currency	$ 8	70
Thailand, Baht | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	THB
Assets held in foreign currency	$ 0	1,167
Thailand, Baht | Current tax assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	THB
Assets held in foreign currency	$ 0	15
Thailand, Baht | Investments classified using the equity method of accounting [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	THB
Assets held in foreign currency	$ 0	1,624
AED | Cash and cash equivalent [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	AED
Assets held in foreign currency	$ 1	0
AED | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	AED
Assets held in foreign currency	$ 1,888	533
AED | Investments classified using the equity method of accounting [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	AED
Assets held in foreign currency	$ 7,879	47,774
AED | Property, Plant and Equipment [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	AED
Assets held in foreign currency	$ 6,008	923
AED | Right-of-use assets [member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	AED
Assets held in foreign currency	$ 17,346	60
TRY | Investments classified using the equity method of accounting [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	TRY
Assets held in foreign currency	$ 0	792
IDR | Cash and cash equivalent [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	IDR
Assets held in foreign currency	$ 3	3
KRW | Cash and cash equivalent [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	KRW
Assets held in foreign currency	$ 0	16
KRW | Other non-current non-financial assets [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	KRW
Assets held in foreign currency	$ 12	0
KRW | Intangible assets other than goodwill [member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	KRW
Assets held in foreign currency	$ 27	0
KRW | Property, Plant and Equipment [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	KRW
Assets held in foreign currency	$ 109	122
PLN | Cash and cash equivalent [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	PLN
Assets held in foreign currency	$ 1	1
SEK | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	SEK
Assets held in foreign currency	$ 1	17
SEK | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	SEK
Assets held in foreign currency	$ 0	$ 25